OPERATIONS - Acquisition by TIS (Details) acesses in Thousands		12 Months Ended
	Mar. 03, 2023 BRL (R$) acesses	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Nov. 30, 2023 BRL (R$)	Sep. 30, 2023 BRL (R$)	Oct. 03, 2022 BRL (R$)	Apr. 20, 2022 BRL (R$)
Business combination
Change in liability provisions		R$ 24,320,000	R$ 251,116,000	R$ 293,935,000
Net assets acquired
Current assets		542,289,000
Cash and cash equivalents		64,056,000
Other assets		478,233,000
Non-current assets		45,593,000
Long-term deposits		264,263,000
Non-current		144,291,000	326,308,000
Non-current		144,291,000	326,308,000
Property, plant and equipment recognised as of acquisition date		674,166,000
Intangible assets		2,708,761,000
Financial assets recognised as of acquisition date		4,189,479,000
Assets		120,737,980,000	119,121,483,000
Current liabilities		1,157,474,000
Other liabilities		394,057,000
Non-current liabilities		935,131,000
Other liabilities		1,876,185,000	1,478,381,000
Provisions and contingencies		7,081,666,000	6,732,745,000
Equity and liabilities		120,737,980,000	119,121,483,000
Fair value of liabilities assumed		2,092,605,000
Fair value of net assets acquired		2,096,874,000
Goodwill		3,394,710,000
Total consideration for acquisition		5,491,584,000
Contingent liabilities recognised as of acquisition date		453,697
Transaction costs								R$ 49,600,000
Net income for the year		5,039,977,000	4,057,902,000	R$ 6,229,357,000
Total consideration for acquisition		5,491,584,000
Deferred taxes		218,670,000
Customer Portfolio
Net assets acquired
Intangible assets		96,195
Fair value of the customer portfolio acquired		R$ 96,195
Customer Portfolio | Minimum
Net assets acquired
Amortized term of customer portfolio		5 years
Customer Portfolio | Maximum
Net assets acquired
Amortized term of customer portfolio		8 years
Customer Portfolio | Weighted average
Net assets acquired
Amortized term of customer portfolio		6 years 7 months 6 days
Liabilities for the acquisition of a company - Vita IT
Net assets acquired
Current assets					R$ 132,847,000
Cash and cash equivalents					16,845,000
Other assets					116,002,000
Non-current assets					1,566,000
Property, plant and equipment recognised as of acquisition date					2,262,000
Intangible assets					129,000
Financial assets recognised as of acquisition date					136,804,000
Current liabilities					106,751,000
Other liabilities					106,751,000
Non-current liabilities					20,664,000
Fair value of liabilities assumed					136,804,000
Contingent liabilities recognised as of acquisition date		R$ 9,973,000
Equity interests of acquirer					R$ 9,389,000
Liabilities for the acquisition of a company - Vita IT | Customer Portfolio
Net assets acquired
Tax rate Percentage		34.00%
Discount rate Percentage		19.26%
Amortization period of Intangible assets		9 years and 3 months
Fair value of Customer portfolio		R$ 11,423,000
Liabilities for the acquisition of a company - Vita IT | Non compete agreement
Net assets acquired
Discount rate Percentage		19.26%
Amortization period of Intangible assets		5 years
Fair value of non compete and permanence agreement		R$ 12,324,000
Liabilities for the acquisition of a company - Vita IT | Non compete agreement | Minimum
Net assets acquired
Reduction in capacity Percentage		20.00%
Probability of competition increases Percentage		5.00%
Probability of loss increases Percentage		2.00%
Liabilities for the acquisition of a company - Vita IT | Non compete agreement | Maximum
Net assets acquired
Reduction in capacity Percentage		40.00%
Probability of competition increases Percentage		25.00%
Probability of loss increases Percentage		5.00%
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda.
Net assets acquired
Current assets		R$ 30,408,000
Cash and cash equivalents		5,334,000
Other assets		25,074,000
Non-current assets		59,464,000
Non-current		29,611,000
Non-current		29,611,000
Property, plant and equipment recognised as of acquisition date		1,853,000
Intangible assets		28,000,000
Financial assets recognised as of acquisition date		89,872,000
Current liabilities		27,238,000
Non-current liabilities		28,495,000
Other liabilities		295,000
Personnel, charges and social benefits		18,227,000
Provisions and contingencies		9,973,000
Fair value of liabilities assumed		55,733,000
Fair value of net assets acquired		34,139,000
Goodwill		76,081,000	98,851,000
Contingent liabilities		(9,973,000)	(28,200,000)
Adjustment for estimated consideration to be transferred		(595,000)
Total consideration for acquisition		110,220,000	110,815,000
Adjustment for Goodwill		(22,770,000)
Capital contribution made		8,992,000	42,000			R$ 8,992,000	R$ 42,000,000
Consideration based on contractual clauses		63,605,000	69,669,000
Transaction costs							R$ 1,000,000
Total consideration for acquisition		110,220,000	110,815,000
Customer-related intangible assets recognised as of acquisition date		11,423,000	29,545,000
Fair value of commitments		28,200,000	28,200,000
Labor obligations Recognized As Of Acquisition Date		(18,227,000)	0
Equity interests of acquirer		4,806,000	4,582,000
Fair Value Of Assets Recognised As Of Acquisition Date		57,533,000	35,582,000
Inventories		1,510,000	1,510,000
Indemnity Asset Recognized As Of Acquisition Date		28,200,000	0
Non Compete Agreement Recognized As Of Acquisition Date		12,324,000	0
Brand Intangible Assets Recognised As of Acquisition Date		4,076,000	R$ 4,527,000
Adjustment for Equity of the investee		224,000
Adjustment for Fair value of acquired assets		21,951,000
Adjustment for inventories		0
Adjustment for Indemnity asset		28,200,000
Adjustment for Non compete agreement		12,324,000
Adjustment for Brand		(451,000)
Adjustment for Customer portfolio		(18,122,000)
Adjustment for Fair value of liabilities assumed		0
Adjustment for Labor obligations		(18,227,000)
Adjustment for Contingent liabilities		18,227,000
Intangible assets		27,823,000
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda. | Brand
Net assets acquired
Intangible assets		4,076,000
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda. | Customer Portfolio
Net assets acquired
Intangible assets		11,423,000
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda. | Non compete agreement
Net assets acquired
Intangible assets		12,324,000
Liabilities for the acquisition of a company - Vita IT | Garliava's incorporated collection
Net assets acquired
Current assets		1,110,297,000
Cash and cash equivalents		598,581,000
Other assets		511,716,000
Non-current assets		616,889,000
Long-term deposits		107,346,000
Current tax assets, non-current		94,085,000
Non-current		13,261,000
Non-current		13,261,000
Property, plant and equipment recognised as of acquisition date		494,640,000
Intangible assets		14,903,000
Assets		1,727,186,000
Current liabilities		1,034,286,000
Current lease liabilities		194,705,000
Current provisions		510,649,000
Other liabilities		328,932,000
Non-current liabilities		613,872,000
Non-current lease liabilities		345,934,000
Other liabilities		267,938,000
Equity recognised as of acquisition date		79,028,000
Equity and Liabilities recognised as of acquisition date		1,727,186,000
Fair value of net assets acquired		5,486,362,000
Goodwill		3,394,710,000
Contingent liabilities		(456,379,000)
Deferred taxes		201,838,000
Licenses Intangible Assets Recognised As of Acquisition Date		2,263,954,000
Customer-related intangible assets recognised as of acquisition date		82,239,000
Liabilities for the acquisition of a company - Vita IT | Vale Saúde Administração de Cartão S.A. [Member]
Net assets acquired
Current assets		3,695,000
Cash and cash equivalents		2,540,000
Other assets		1,155,000
Non-current assets		10,476,000
Non-current		2,886,000
Non-current		2,886,000
Property, plant and equipment recognised as of acquisition date		34,000
Intangible assets		7,556,000
Financial assets recognised as of acquisition date		14,171,000
Current liabilities		889,000
Non-current liabilities		2,886,000
Fair value of liabilities assumed		3,775,000
Fair value of net assets acquired		10,396,000
Goodwill		51,637,000
Total consideration for acquisition		62,033,000
Capital contribution made		37,029,000
Contingent liabilities recognised as of acquisition date		2,956,000
contingent liabilities at fair value		2,886,000
Consideration based on contractual clauses		22,048,000
Transaction costs		1,400,000
Net operating revenue		12,288,000
Net income for the year		3,521,000
Total consideration for acquisition		62,033,000
Intangible assets		7,531,000
Liabilities for the acquisition of a company - Vita IT | Vale Saúde Administração de Cartão S.A. [Member] | Brand
Net assets acquired
Intangible assets		774,000
Liabilities for the acquisition of a company - Vita IT | Vale Saúde Administração de Cartão S.A. [Member] | Customer Portfolio
Net assets acquired
Intangible assets		607,000
Liabilities for the acquisition of a company - Vita IT | Vale Saúde Administração de Cartão S.A. [Member] | Non compete agreement
Net assets acquired
Intangible assets		R$ 3,623,000
Liabilities for the acquisition of a company - Vita IT | Vale Saúde Administração de Cartão S.A. [Member] | Relationships with suppliers and service providers
Net assets acquired
Remaining period for amortisation		10 years
fair value of the relationship with suppliers		R$ 2,527,000
Intangible assets		2,527,000
Vale Saúde Sempre | POP Internet Ltda ("POP")
Net assets acquired
Total consideration for acquisition	R$ 62,033,000	62,033,000
Capital contribution made		37,029,000				R$ 2,956,000
Consideration based on contractual clauses		25,283,000
Total consideration for acquisition	R$ 62,033,000	R$ 62,033,000
Number of users of acquiree | acesses	250
Number of years users	3 years
Revenue growth rate	64.00%
Vale Saúde Sempre | POP Internet Ltda ("POP") | Brand
Net assets acquired
Average royalty rate Percentage		1.00%
Brand costs and expenses Percentage		10.00%
Tax rate Percentage		34.00%
Fair value of Brand		R$ 774,000
Amortization period of Intangible assets		4 years and 10 months
Vale Saúde Sempre | POP Internet Ltda ("POP") | Brand | Weighted average
Net assets acquired
Discount rate Percentage		21.90%
Vale Saúde Sempre | POP Internet Ltda ("POP") | Customer Portfolio
Net assets acquired
Tax rate Percentage		34.00%
Amortization period of Intangible assets		4 years and 10 months
Fair value of Customer portfolio		R$ 607,000
Vale Saúde Sempre | POP Internet Ltda ("POP") | Customer Portfolio | Weighted average
Net assets acquired
Discount rate Percentage		21.90%
Vale Saúde Sempre | POP Internet Ltda ("POP") | Non compete agreement
Net assets acquired
Amortization period of Intangible assets		5 years
Fair value of non compete and permanence agreement		R$ 3,623,000
Vale Saúde Sempre | POP Internet Ltda ("POP") | Non compete agreement | Minimum
Net assets acquired
Reduction in capacity Percentage		20.00%
Probability of competition increases Percentage		25.00%
Probability of loss increases Percentage		1.30%
Vale Saúde Sempre | POP Internet Ltda ("POP") | Non compete agreement | Maximum
Net assets acquired
Reduction in capacity Percentage		40.00%
Probability of competition increases Percentage		40.00%
Probability of loss increases Percentage		2.50%
Vale Saúde Sempre | POP Internet Ltda ("POP") | Non compete agreement | Weighted average
Net assets acquired
Discount rate Percentage		21.90%